Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2019
Notes to Financial Statements
SEC Schedule, 12-09, Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
Schedule II
VALUATION AND QUALIFYING ACCOUNTS
(In thousands)

	Balance at	Charged/	Charged to	Deductions		Balance
	beginning	(credited)	other	from		at end
	of period	to income	accounts	reserve		of period

Year-ended March 31, 2019:
Allowance for doubtful accounts	$56	$1	$-	$-	(a)	$57
Income tax valuation allowance	$3,865	$6	$117	$-		$3,988

Year-ended March 31, 2018:
Allowance for doubtful accounts	$50	$33	$-	$(27	)(a)	$56
Income tax valuation allowance	$1,891	$1,396	$601	$(23)		$3,865

(a) Accounts written off, net of recoveries.